UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2009

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

					adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
	San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:	0001495703

CIK Confirmation Code (CCC):	yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					March 07, 2013
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 			0
Form 13F Information Table Entry Total:		23
Form 13F Information Table Value Total:		119,923
						(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

			Value	Shares/	Sh/	Put/
Invstmt	Other	Voting Authority
Name of Issuer	Title of Class	CUSIP	(x$1000)	Prn Amt	Prn	Call
Dscretn	Mgrs	Sole	Shared	None
ISHARES MSCI SINGAPORE IDX FD	CU	46428667	100	15860	SH		Sole				15860
ISHARES INC MSCI HONG KONG IDX FD	CU	46428687	116	11435	SH		Sole				11435
ISHARES S&P 500 INDEX ETF	CU	46428720	3344	42005	SH		Sole				42005
ISHARES MSCI EMERGING MARKETS	CU	46428723	794	32003	SH		Sole				32003
ISHARES MSCI EAFE ETF	CU	46428746	3171	84357	SH		Sole				84357
ISHARES COHEN & STEERS RLTY	CU	46428756	1255	45226	SH		Sole				45226
ISHARES RUSSELL 1000 VALUE	CU	46428759	1567	38465	SH		Sole				38465
ISHARES TR RUSSELL 1000 INDEX	CU	46428762	15245	352479	SH		Sole				352479
ISHARES RUSSELL 2000 ETF	CU	46428765	6467	153803	SH		Sole				153803
ISHARES TR FTSE EPRA/NAREIT GL	CU	46428848	193	10410	SH		Sole				10410
VANGUARD MSCI EAFE ETF	CU	92194385	20759	902158	SH		Sole				902158
VANGUARD MSCI EMERGING MARKETS	CU	92204285	4599	195223	SH		Sole				195223
VANGUARD REIT INDEX	CU	92290855	2736	112677	SH		Sole				112677
VANGUARD MID CAP 	CU	92290862	5921	150081	SH		Sole				150081
VANGUARD SMALL CAP ETF	CU	92290875	420	11460	SH		Sole				11460
IPATH DJ-UBS COMMODITY TOTAL RETURN	CU	06738C77	4147	125474	SH		Sole				125474
POWERSHARES QQQ TR	CU	73935A10	1122	37000	SH		Sole				37000
SPDR S&P 500 ETF	CU	78462f10	43222	543538	SH		Sole				543538
SPDR DJ WILSHIRE INTL REAL EST	CU	78463X86	324	14680	SH		Sole				14680
SPDR INDEX SHS FDS S&P INTL SM	CU	78463X87	1857	115580	SH		Sole				115580
SPDR DJ Wilshire REIT (ETF)	CU	78464A60	280	10615	SH		Sole				10615
SPDR DOW JONES INDUSTRIAL ETF	CU	78467X10	2283	30098	SH		Sole				30098